UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2007

[LOGO OF USAA]
    USAA(R)

                           USAA BALANCED STRATEGY Fund

                      1ST QUARTER Portfolio of Investments

--------------------------------------------------------------------------------
                                 AUGUST 31, 2007


                                                                      (Form N-Q)

                                             (C)2007, USAA. All rights reserved.

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (60.0%)

               COMMON STOCKS (48.8%)

               CONSUMER DISCRETIONARY (5.9%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
       22,900  Polo Ralph Lauren Corp.                                                     $        1,730
                                                                                          ---------------
               APPAREL RETAIL (0.1%)
       18,500  TJX Companies, Inc.                                                                    564
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
       17,100  Advance Auto Parts, Inc.                                                               608
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.9%)
       74,900  CBS Corp. "B"                                                                        2,360
      157,200  DIRECTV Group, Inc.*                                                                 3,667
                                                                                          ---------------
                                                                                                    6,027
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
       18,200  Boyd Gaming Corp.                                                                      743
                                                                                          ---------------
               DEPARTMENT STORES (0.3%)
       54,400  Macy's, Inc.                                                                         1,725
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.9%)
       45,000  Dollar Tree Stores, Inc.*                                                            1,955
       69,800  Family Dollar Stores, Inc.                                                           2,044
       22,900  Target Corp.                                                                         1,510
                                                                                          ---------------
                                                                                                    5,509
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.3%)
       59,100  Lowe's Companies, Inc.                                                               1,836
                                                                                          ---------------
               HOMEBUILDING (0.6%)
       22,600  Centex Corp.                                                                           653
       40,000  KB Home                                                                              1,214
        3,800  NVR, Inc.*(a)                                                                        2,126
                                                                                          ---------------
                                                                                                    3,993
                                                                                          ---------------
               INTERNET RETAIL (0.2%)
       10,400  Amazon.com, Inc.*                                                                      831
       10,100  NutriSystem, Inc.*(a)                                                                  548
                                                                                          ---------------
                                                                                                    1,379
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
          100  Vail Resorts, Inc.*                                                                      6
                                                                                          ---------------
               LEISURE PRODUCTS (0.3%)
       58,800  Hasbro, Inc.                                                                         1,659
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.4%)
       85,200  Walt Disney Co.                                                                      2,863
                                                                                          ---------------
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               PUBLISHING (0.2%)
       30,200  McGraw-Hill Companies, Inc.                                                 $        1,524
                                                                                          ---------------
               RESTAURANTS (1.0%)
      108,500  McDonald's Corp.                                                                     5,344
       39,400  Yum! Brands, Inc.                                                                    1,289
                                                                                          ---------------
                                                                                                    6,633
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
       17,000  Dick's Sporting Goods, Inc.*                                                         1,103
                                                                                          ---------------
               Total Consumer Discretionary                                                        37,902
                                                                                          ---------------

               CONSUMER STAPLES (3.6%)
               -----------------------
               BREWERS (0.4%)
       49,200  Anheuser-Busch Companies, Inc.                                                       2,431
                                                                                          ---------------
               FOOD RETAIL (0.5%)
       58,300  Kroger Co.                                                                           1,549
       50,100  Safeway, Inc.                                                                        1,590
                                                                                          ---------------
                                                                                                    3,139
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.9%)
       26,300  Energizer Holdings, Inc.*                                                            2,786
       46,900  Kimberly-Clark Corp.                                                                 3,222
                                                                                          ---------------
                                                                                                    6,008
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
       48,000  BJ's Wholesale Club, Inc.*                                                           1,680
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.6%)
       41,000  General Mills, Inc.                                                                  2,291
       21,000  H.J. Heinz Co.                                                                         947
        9,100  Wm. Wrigley Jr. Co.                                                                    530
                                                                                          ---------------
                                                                                                    3,768
                                                                                          ---------------
               SOFT DRINKS (0.6%)
      101,600  Coca-Cola Enterprises, Inc.                                                          2,420
       19,300  PepsiCo, Inc.                                                                        1,313
                                                                                          ---------------
                                                                                                    3,733
                                                                                          ---------------
               TOBACCO (0.4%)
       24,100  Altria Group, Inc.                                                                   1,673
        9,700  Loews Corp. - Carolina Group                                                           738
                                                                                          ---------------
                                                                                                    2,411
                                                                                          ---------------
               Total Consumer Staples                                                              23,170
                                                                                          ---------------

               ENERGY (5.7%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
       16,400  USEC, Inc.*                                                                            220
                                                                                          ---------------
               INTEGRATED OIL & GAS (2.6%)
       59,400  Chevron Corp.                                                                        5,213
       10,500  ConocoPhillips                                                                         860
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
      101,200  Exxon Mobil Corp.(a),(k)                                                    $        8,676
       36,000  Marathon Oil Corp.                                                                   1,940
                                                                                          ---------------
                                                                                                   16,689
                                                                                          ---------------
               OIL & GAS DRILLING (1.3%)
        3,100  Atwood Oceanics, Inc.*                                                                 236
       14,400  GlobalSantaFe Corp.                                                                  1,016
       22,400  Noble Corp.                                                                          1,099
        5,800  Parker Drilling Co.*                                                                    45
       51,000  Patterson-UTI Energy, Inc.                                                           1,095
       27,100  Transocean, Inc.*                                                                    2,848
       35,700  Unit Corp.*                                                                          1,751
                                                                                          ---------------
                                                                                                    8,090
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
       50,000  Global Industries Ltd.*                                                              1,209
        6,100  Schlumberger Ltd.                                                                      589
        9,200  Superior Energy Services, Inc.*                                                        357
        5,900  Tidewater, Inc.                                                                        386
                                                                                          ---------------
                                                                                                    2,541
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
       26,500  Devon Energy Corp.                                                                   1,996
        4,700  Noble Energy, Inc.                                                                     282
       31,700  XTO Energy, Inc.                                                                     1,723
                                                                                          ---------------
                                                                                                    4,001
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.8%)
       43,900  Frontier Oil Corp.                                                                   1,801
       16,200  Sunoco, Inc.                                                                         1,185
       34,600  Tesoro Corp.                                                                         1,707
        5,600  Valero Energy Corp.                                                                    384
                                                                                          ---------------
                                                                                                    5,077
                                                                                          ---------------
               Total Energy                                                                        36,618
                                                                                          ---------------

               FINANCIALS (8.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       32,300  Ameriprise Financial, Inc.                                                           1,971
                                                                                          ---------------
               DIVERSIFIED BANKS (0.8%)
      139,600  Wells Fargo & Co.                                                                    5,101
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (2.4%)
       31,900  Goldman Sachs Group, Inc.                                                            5,615
       12,100  Lehman Brothers Holdings, Inc.                                                         663
       51,600  Merrill Lynch & Co., Inc.                                                            3,803
       89,800  Morgan Stanley                                                                       5,601
                                                                                          ---------------
                                                                                                   15,682
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
       14,600  Lincoln National Corp.                                                                 889
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
        8,000  American International Group, Inc.                                                     528
                                                                                          ---------------
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
      113,200  Bank of America Corp.                                                       $        5,737
       45,700  Citigroup, Inc.                                                                      2,142
       49,100  JPMorgan Chase & Co.                                                                 2,186
                                                                                          ---------------
                                                                                                   10,065
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.3%)
       40,200  ACE Ltd.                                                                             2,322
       22,300  Allied World Assurance Company Holdings, Ltd.                                        1,071
       68,100  W.R. Berkley Corp.                                                                   2,035
       33,900  XL Capital Ltd. "A"                                                                  2,583
                                                                                          ---------------
                                                                                                    8,011
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
       19,200  CB Richard Ellis Group, Inc. "A"*                                                      567
        5,300  Jones Lang LaSalle, Inc.                                                               592
                                                                                          ---------------
                                                                                                    1,159
                                                                                          ---------------
               REGIONAL BANKS (0.5%)
       38,600  SunTrust Banks, Inc.                                                                 3,040
                                                                                          ---------------
               REINSURANCE (0.0%)
        2,300  Arch Capital Group Ltd.*                                                               165
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
        5,000  Vornado Realty Trust                                                                   533
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
          900  AMB Property Corp.                                                                      49
        9,300  ProLogis                                                                               560
                                                                                          ---------------
                                                                                                      609
                                                                                          ---------------
               REITS - MORTGAGE (0.0%)
        3,900  iStar Financial, Inc.                                                                  143
                                                                                          ---------------
               REITS - OFFICE (0.0%)
        2,400  Boston Properties, Inc.                                                                240
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
        4,900  Apartment Investment and Management Co. "A"                                            219
        2,100  AvalonBay Communities, Inc.                                                            240
        1,500  Camden Property Trust                                                                   92
        8,300  Equity Residential Properties Trust                                                    334
                                                                                          ---------------
                                                                                                      885
                                                                                          ---------------
               REITS - RETAIL (0.3%)
          500  Federal Realty Investment Trust                                                         42
        4,300  Kimco Realty Corp.                                                                     184
        2,700  Regency Centers Corp.                                                                  188
        8,400  Simon Property Group, Inc.                                                             797
       10,900  Weingarten Realty Investors                                                            438
                                                                                          ---------------
                                                                                                    1,649
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
        3,200  Health Care Property Investors, Inc.                                                    97
       10,500  Host Marriott Corp.                                                                    234
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
        6,300  Public Storage, Inc.                                                       $           478
                                                                                          ---------------
                                                                                                      809
                                                                                          ---------------
               Total Financials                                                                    51,479
                                                                                          ---------------

               HEALTH CARE (6.5%)
               ------------------
               BIOTECHNOLOGY (0.5%)
       78,900  Gilead Sciences, Inc.*                                                               2,870
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.8%)
       62,100  Baxter International, Inc.                                                           3,400
        8,800  Becton, Dickinson & Co.                                                                677
        5,700  Quidel Corp.*                                                                           97
        8,900  Zimmer Holdings, Inc.*                                                                 697
                                                                                          ---------------
                                                                                                    4,871
                                                                                          ---------------
               HEALTH CARE SERVICES (0.0%)
       15,800  Alliance Imaging, Inc.*                                                                139
        3,900  Apria Healthcare Group, Inc.*                                                          104
                                                                                          ---------------
                                                                                                      243
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.3%)
       17,400  Invitrogen Corp.*                                                                    1,355
       12,900  Thermo Fisher Scientific, Inc.*                                                        700
                                                                                          ---------------
                                                                                                    2,055
                                                                                          ---------------
               MANAGED HEALTH CARE (2.3%)
       85,100  Aetna, Inc.                                                                          4,332
       45,700  Coventry Health Care, Inc.*                                                          2,622
       48,400  Health Net, Inc.*                                                                    2,652
       38,000  Humana, Inc.*                                                                        2,435
        2,700  WellCare Health Plans, Inc.*                                                           267
       28,900  WellPoint, Inc.*                                                                     2,329
                                                                                          ---------------
                                                                                                   14,637
                                                                                          ---------------
               PHARMACEUTICALS (2.6%)
       76,900  Bristol-Myers Squibb Co.                                                             2,241
        2,000  Caraco Pharmaceutical Laboratories, Ltd.*                                               29
      105,400  Eli Lilly and Co.                                                                    6,045
       55,200  Johnson & Johnson                                                                    3,411
       16,300  Merck & Co., Inc.                                                                      818
        5,600  MGI Pharma, Inc.*                                                                      132
       57,000  Pfizer, Inc.                                                                         1,416
       37,400  Schering-Plough Corp.                                                                1,123
       22,900  Sepracor, Inc.*                                                                        668
       12,500  Viropharma, Inc.*                                                                      124
       23,400  Watson Pharmaceuticals, Inc.*                                                          698
                                                                                          ---------------
                                                                                                   16,705
                                                                                          ---------------
               Total Health Care                                                                   41,381
                                                                                          ---------------

               INDUSTRIALS (5.5%)
               ------------------
               AEROSPACE & DEFENSE (1.6%)
       47,500  Boeing Co.                                                                           4,593
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       58,800  Honeywell International, Inc.                                              $         3,301
       17,800  Lockheed Martin Corp.                                                                1,765
        1,700  Northrop Grumman Corp.                                                                 134
        2,300  Precision Castparts Corp.                                                              300
        5,100  Rockwell Collins, Inc.                                                                 351
                                                                                          ---------------
                                                                                                   10,444
                                                                                          ---------------
               AIRLINES (0.2%)
       59,900  Delta Air Lines, Inc.*                                                               1,011
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.4%)
       20,100  Fluor Corp.                                                                          2,556
          300  Perini Corp.*                                                                           17
                                                                                          ---------------
                                                                                                    2,573
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
       26,900  Agco Corp.*                                                                          1,162
       13,600  Caterpillar, Inc.                                                                    1,030
       23,900  PACCAR, Inc.                                                                         2,045
        9,900  Toro Co.                                                                               586
                                                                                          ---------------
                                                                                                    4,823
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.5%)
        6,100  Brink's Co.                                                                            350
       26,900  Dun & Bradstreet Corp.                                                               2,624
                                                                                          ---------------
                                                                                                    2,974
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        3,300  Belden, Inc.                                                                           160
       15,900  Thomas & Betts Corp.*                                                                  881
                                                                                          ---------------
                                                                                                    1,041
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.2%)
      100,200  General Electric Co.                                                                 3,895
       24,000  Teleflex, Inc.                                                                       1,866
       49,000  Tyco International Ltd.                                                              2,164
                                                                                          ---------------
                                                                                                    7,925
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.1%)
        9,200  Gardner Denver, Inc.*                                                                  367
                                                                                          ---------------
               RAILROADS (0.3%)
       19,800  Union Pacific Corp.                                                                  2,209
                                                                                          ---------------
               TRUCKING (0.3%)
       35,700  Ryder System, Inc.                                                                   1,955
                                                                                          ---------------
               Total Industrials                                                                   35,322
                                                                                          ---------------

               INFORMATION TECHNOLOGY (8.0%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
       21,000  Navteq Corp.*                                                                        1,323
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.6%)
       93,400  Cisco Systems, Inc.*                                                                 2,981
          500  Emulex Corp.*                                                                           10
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USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       17,700  QUALCOMM, Inc.                                                             $           706
                                                                                          ---------------
                                                                                                    3,697
                                                                                          ---------------
               COMPUTER HARDWARE (2.7%)
       20,700  Apple, Inc.*                                                                         2,866
       55,100  Dell, Inc.*                                                                          1,557
       93,700  Hewlett-Packard Co.                                                                  4,624
       53,300  International Business Machines Corp.                                                6,220
       44,600  NCR Corp.*                                                                           2,220
                                                                                          ---------------
                                                                                                   17,487
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.1%)
       35,100  EMC Corp.*                                                                             690
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
       27,900  Computer Sciences Corp.*                                                             1,561
        9,500  Hewitt Associates, Inc.*                                                               320
                                                                                          ---------------
                                                                                                    1,881
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.7%)
       32,000  eBay, Inc.*                                                                          1,091
        5,200  Google, Inc. "A"*                                                                    2,679
        2,700  Internap Network Services Corp.*                                                        38
       20,500  Yahoo!, Inc.*                                                                          466
                                                                                          ---------------
                                                                                                    4,274
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.5%)
       80,500  Accenture Ltd. "A"                                                                   3,317
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.4%)
       10,400  Intevac, Inc.*                                                                         170
       18,000  MEMC Electronic Materials, Inc.*                                                     1,106
       70,600  Teradyne, Inc.*                                                                      1,051
                                                                                          ---------------
                                                                                                    2,327
                                                                                          ---------------
               SEMICONDUCTORS (1.0%)
       39,200  Analog Devices, Inc.                                                                 1,446
       42,400  Integrated Device Technology, Inc.*                                                    663
      113,600  Intel Corp.                                                                          2,925
        7,300  Micrel, Inc.                                                                            80
       30,700  National Semiconductor Corp.                                                           808
       14,400  NVIDIA Corp.*                                                                          737
                                                                                          ---------------
                                                                                                    6,659
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.3%)
      272,700  Microsoft Corp.(k)                                                                   7,835
        1,000  MicroStrategy, Inc.*                                                                    69
        2,200  Symantec Corp.*                                                                         41
                                                                                          ---------------
                                                                                                    7,945
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.2%)
       22,500  Agilysys, Inc.                                                                         384
       26,800  Avnet, Inc.*                                                                         1,053
                                                                                          ---------------
                                                                                                    1,437
                                                                                          ---------------
               Total Information Technology                                                        51,037
                                                                                          ---------------
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                                 (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------

               MATERIALS (2.3%)
               ----------------
               ALUMINUM (0.4%)
       55,200  Alcoa, Inc.                                                                $         2,017
        8,400  Century Aluminum Co.*                                                                  413
                                                                                          ---------------
                                                                                                    2,430
                                                                                          ---------------
               COMMODITY CHEMICALS (0.2%)
       40,500  Celanese Corp.                                                                       1,455
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.1%)
        5,800  Cabot Corp.                                                                            234
        7,900  Dow Chemical Co.                                                                       337
        4,500  PPG Industries, Inc.                                                                   330
                                                                                          ---------------
                                                                                                      901
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.7%)
       27,600  Freeport-McMoRan Copper & Gold, Inc. "B"                                             2,413
       17,700  Southern Copper Corp.(a)                                                             1,863
                                                                                          ---------------
                                                                                                    4,276
                                                                                          ---------------
               INDUSTRIAL GASES (0.2%)
       20,700  Praxair, Inc.                                                                        1,566
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.2%)
       18,700  Ball Corp.                                                                             979
                                                                                          ---------------
               PAPER PACKAGING (0.2%)
       31,400  Sonoco Products Co.                                                                  1,131
                                                                                          ---------------
               PAPER PRODUCTS (0.0%)
        7,800  Buckeye Technologies, Inc.*                                                            121
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.3%)
       30,100  Lubrizol Corp.                                                                       1,914
                                                                                          ---------------
               Total Materials                                                                     14,773
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
       58,600  AT&T, Inc.                                                                           2,336
       43,700  CenturyTel, Inc.                                                                     2,097
       27,400  Embarq Corp.                                                                         1,710
       53,000  Verizon Communications, Inc.                                                         2,220
       64,700  Windstream Corp.                                                                       924
                                                                                          ---------------
                                                                                                    9,287
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
       26,000  United States Cellular Corp.*                                                        2,528
                                                                                          ---------------
               Total Telecommunication Services                                                    11,815
                                                                                          ---------------

               UTILITIES (1.5%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
       23,100  DPL, Inc.                                                                              609

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                                 (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------
       46,700  Edison International                                                       $         2,462
       39,900  FirstEnergy Corp.                                                                    2,451
        9,500  PPL Corp.                                                                              458
                                                                                          ---------------
                                                                                                    5,980
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        5,000  Constellation Energy Group, Inc.                                                       415
       39,800  Dynegy, Inc. "A"*                                                                      322
                                                                                          ---------------
                                                                                                      737
                                                                                          ---------------
               MULTI-UTILITIES (0.4%)
       48,200  Sempra Energy                                                                        2,652
                                                                                          ---------------
               Total Utilities                                                                      9,369
                                                                                          ---------------
               Total Common Stocks (cost: $301,976)                                               312,866
                                                                                          ---------------

  PRINCIPAL
  AMOUNT
  $(000)/
  SHARES
 ----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.7%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       15,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)           1,566
                                                                                          ---------------

               FINANCIALS (1.5%)
               -----------------
               LIFE & HEALTH INSURANCE (0.1%)
       40,000  Delphi Financial Group, Inc., Junior Subordinated Notes, 7.38%                         849
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
       17,500  Axis Capital Holdings Ltd., Series B, 7.50%, perpetual(c)                            1,744
       $1,000  White Mountains Re Group, Junior Subordinated Notes, 7.51%,
               perpetual(b),(c)                                                                       974
                                                                                          ---------------
                                                                                                    2,718
                                                                                          ---------------
               REINSURANCE (0.6%)
        1,500  Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual(b)                     1,552
       $2,000  Swiss Re Capital I LP, 6.85%, perpetual(b),(c)                                       1,985
                                                                                          ---------------
                                                                                                    3,537
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
       70,000  Countrywide Capital V, 7.00%, cumulative redeemable                                  1,312
       40,000  IndyMac Bank, F.S.B., 8.50%(b)                                                         723
        5,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual              251
                                                                                          ---------------
                                                                                                    2,286
                                                                                          ---------------
               Total Financials                                                                     9,390
                                                                                          ---------------
               Total Preferred Securities (cost: $11,440)                                          10,956
                                                                                          ---------------

10
  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (9.5%)
      780,000  iShares MSCI EAFE Index Fund(cost:  $51,610)                               $        61,230
                                                                                          ---------------
               Total Equity Securities
               (cost: $365,026)                                                                   385,052
                                                                                          ---------------

    PRINCIPAL
       AMOUNT                                             COUPON
         (000)                                              RATE         MATURITY
---------------------------------------------------------------------------------------------------------
               BONDS (36.3%)

               CORPORATE OBLIGATIONS (21.2%)

               CONSUMER DISCRETIONARY (2.1%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
               Kellwood Co.,
$  1,000            Debentures                              7.63%        10/15/2017                   999
   1,000            Senior Notes                            7.88          7/15/2009                 1,036
                                                                                          ---------------
                                                                                                    2,035
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.5%)
   1,000       Cox Enterprises, Inc., Notes (b)             7.38          6/15/2009                 1,034
   1,000       Liberty Media Corp., Senior Notes            5.70          5/15/2013                   930
   1,000       Univision Communications, Inc., Senior Notes 3.50         10/15/2007                   997
                                                                                          ---------------
                                                                                                    2,961
                                                                                          ---------------
               HOMEBUILDING (0.1%)
   1,000       Centex Corp., Notes                          7.50          1/15/2012                 1,006
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
   1,000       Royal Caribbean Cruises Ltd., Senior Notes   7.25          6/15/2016                   977
               HOUSEHOLD APPLIANCES (0.4%)
   2,500       Stanley Works Capital Trust I, Bonds         5.90         12/01/2045                 2,316
               HOUSEWARES & SPECIALTIES (0.2%)
   1,380       Newell Rubbermaid, Inc., MTN, Series A       6.35          7/15/2028                 1,387
               PUBLISHING (0.5%)
   1,000       Knight-Ridder, Inc., Notes                   5.75          9/01/2017                   843
   2,500       Scholastic Corp., Notes                      5.00          4/15/2013                 2,205
                                                                                          ---------------
                                                                                                    3,048
                                                                                          ---------------
               Total Consumer Discretionary                                                        13,730
                                                                                          ---------------

               CONSUMER STAPLES (0.2%)
               -----------------------
               TOBACCO (0.2%)
   1,000       Universal Corp., MTN, Series B               7.88          2/15/2008                 1,008
                                                                                          ---------------

                                                                              11
PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                              COUPON                                     VALUE
     (000)     SECURITY                                   RATE             MATURITY                (000)
--------------------------------------------------------------------------------------------------------

               ENERGY (1.2%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
               Seacor Holdings, Inc.,
$  1,881            Senior Notes                            5.88%        10/01/2012               $ 1,880
   1,000            Senior Notes                            7.20          9/15/2009                 1,020
                                                                                          ---------------
                                                                                                    2,900
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   1,000       Sabine Pass LNG LP, Senior Notes             7.25         11/30/2013                   975
               Southwestern Energy Co.,
   1,000            MTN                                     7.63          5/01/2027                 1,039
   1,000            MTN                                     7.35         10/02/2017                   989
                                                                                          ---------------
                                                                                                    3,003
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
   1,000       Premcor Refining Group, Inc., Senior Notes   7.50          6/15/2015                 1,038
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   1,000       TEPPCO Partners, LP, Junior Subordinated
                     Notes                                  7.00          6/01/2067                   933
                                                                                          ---------------
               Total Energy                                                                         7,874
                                                                                          ---------------

               FINANCIALS (11.8%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   1,000       American Capital Strategies Ltd., Senior
                     Notes                                  6.85          8/01/2012                 1,027
                                                                                          ---------------
               CONSUMER FINANCE (1.1%)
               Ford Motor Credit Co. LLC,
   1,000            Notes                                   7.00         10/01/2013                   892
   1,000            Senior Notes                            4.95          1/15/2008                   985
   2,000       Household Finance Corp., Notes               6.38         10/15/2011                 2,055
   1,000       HSBC Finance Corp., Notes                    5.50          1/19/2016                   961
   2,000       SLM Corp., MTN, Series A                     5.56 (d)      1/26/2009                 1,943
                                                                                          ---------------
                                                                                                    6,836
                                                                                          ---------------
               DIVERSIFIED BANKS (0.6%)
   1,000       Emigrant Bancorp, Inc., Senior Notes (b)     6.25          6/15/2014                 1,020
   2,050       First Union Corp., Bonds                     7.57          8/01/2026                 2,383
     455       U.S. Central Credit Union, Senior Notes      2.70          9/30/2009                   444
                                                                                          ---------------
                                                                                                    3,847
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.3%)
   1,000       Great-West Life & Annuity Insurance Co.,
                     Bonds (b)                              7.15          5/16/2046                 1,005
   1,000       Lincoln National Corp., Bonds                7.00          5/17/2066                 1,015
   1,000       MetLife, Inc., Junior Subordinated Bonds     6.40         12/15/2036                   912
   2,000       Phoenix Companies, Inc., Senior Notes        6.68          2/16/2008                 2,002
   2,000       Prudential Holdings, LLC, Bonds (b)          8.70         12/18/2023                 2,473
   1,000       StanCorp Financial Group, Inc., Notes        6.90          5/29/2067                   978
                                                                                          ---------------
                                                                                                    8,385
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.1%)
   1,000       American General Finance Corp., MTN,
                     Series I                               4.88          7/15/2012                   958

12

PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                              COUPON                                      VALUE
     (000)     SECURITY                                   RATE             MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$ 1,000        ASIF Global Financing XIX, Senior Notes(b)   4.90%         1/17/2013                 $ 968
  1,000        Genworth Financial, Inc., Junior
                     Subordinated Notes                     6.15         11/15/2066                   923
  1,000        Glen Meadow Pass-Through Certificates,
                     Bonds (b)                              6.51          2/12/2067                   983
  2,000        Oil Casualty Insurance Ltd., Subordinated
                     Debentures (b)                         8.00          9/15/2034                 1,977
  1,500        Oil Insurance Ltd., Notes (b)                7.56                  -(c)              1,564
                                                                                          ---------------
                                                                                                    7,373
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.3%)
  2,000        Leucadia National Corp., Senior Notes        7.00          8/15/2013                 1,950
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
  1,000        Bank of America Corp., Subordinated Notes    9.38          9/15/2009                 1,085
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.7%)
  1,000        21st Century Insurance Group, Senior Notes   5.90         12/15/2013                 1,015
  3,185        Berkshire Hathaway Finance Corp., Senior
                     Notes                                  4.85          1/15/2015                 3,108
  1,000        Chubb Corp., Subordinated Notes              6.38          3/29/2067                   983
               Fidelity National Title Group, Inc.,
  1,000              Notes                                  7.30          8/15/2011                 1,061
  1,000              Notes                                  5.25          3/15/2013                   976
  1,500        Fund American Companies, Inc., Notes         5.88          5/15/2013                 1,496
  2,000        Liberty Mutual Group, Inc., Junior
                     Subordinated Notes (b)                 7.00          3/15/2037                 1,841
    500        Markel Corp., Senior Notes                   6.80          2/15/2013                   517
  1,500        Progressive Corp., Junior Subordinated
                     Debentures                             6.70          6/15/2037                 1,456
  1,000        RLI Corp., Senior Notes                      5.95          1/15/2014                 1,010
  1,000        Security Capital Assurance Ltd., Bonds(b)    6.88                  -(c)                916
  1,500        Travelers Companies, Inc., Junior
                     Subordinated Debentures                6.25          3/15/2067                 1,416
  1,500        XL Capital Ltd., Notes, Series E             6.50                  -(c)              1,326
                                                                                          ---------------
                                                                                                   17,121
                                                                                          ---------------
               REGIONAL BANKS (2.2%)
  1,000        Bank of Hawaii, Notes                        6.88          3/01/2009                 1,028
  2,000        Colonial Bank, N.A., Subordinated Notes      8.00          3/15/2009                 2,077
  1,000        Cullen/Frost Bankers, Inc., Junior
                     Subordinated Notes                     5.75          2/15/2017                 1,015
  1,000        Fifth Third Capital Trust IV, Bonds          6.50          4/15/2037                   954
  1,000        First Republic Bank Corp., Subordinated
                     Notes                                  7.75          9/15/2012                 1,062
  2,000        Fulton Capital Trust I, Notes                6.29          2/01/2036                 1,898
  1,000        Huntington Capital III, Junior
                     Subordinated Notes                     6.65          5/15/2037                   928
  1,000        Imperial Bank, Subordinated Capital Notes    8.50          4/01/2009                 1,049
  1,500        Popular North America Capital Trust I,
                     Bonds                                  6.56          9/15/2034                 1,385
  1,000        Regions Financing Trust II, Trust
                     Preferred Securities, Bonds            6.63          5/15/2047                   924
  1,000        TCF National Bank, Subordinated Notes        5.50          2/01/2016                   987
  1,000        Union Planters Bank, N.A., Subordinated
                     Notes                                  6.50          3/15/2018                 1,008
                                                                                          ---------------
                                                                                                   14,315
                                                                                          ---------------

                                                                              13
PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                              COUPON                                      VALUE
     (000)     SECURITY                                   RATE             MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               REITS - OFFICE (0.2%)
$ 1,000        Arden Realty, LP, Notes                      5.25%         3/01/2015               $   988
                                                                                          ---------------
               REITS - RETAIL (0.6%)
  2,000        Pan Pacific Retail Properties, Inc.,
                     Notes                                  7.95          4/15/2011                 2,170
  2,000        Tanger Factory Outlets, Senior Notes         6.15         11/15/2015                 1,968
                                                                                          ---------------
                                                                                                    4,138
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
  1,000        Hospitality Properties Trust, Senior Notes   5.13          2/15/2015                   943
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
  1,000        Financial Security Assurance Holdings
                     Ltd., Junior Subordinated Notes (b)    6.40         12/15/2066                   853
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (1.1%)
  1,000        Countrywide Financial Corp., Subordinated
                     Notes (a)                              6.25          5/15/2016                   889
  1,000        Independence Community Bank Corp., Notes     3.50          6/20/2013                   986
  2,000        Roslyn Bancorp, Inc., Senior Notes           7.50         12/01/2008                 2,043
  1,000        Washington Mutual Preferred Funding Trust
                     I, Bonds, Series A-1 (b)               6.53                  -(c)                937
  1,000        Webster Capital Trust IV, Junior
                     Subordinated Notes                     7.65          6/15/2037                   989
  1,000        World Savings Bank Federal Savings Bank,
                     Notes                                  4.13         12/15/2009                   988
                                                                                          ---------------
                                                                                                    6,832
                                                                                          ---------------
               Total Financials                                                                    75,693
                                                                                          ---------------

               HEALTH CARE (0.3%)
               ------------------
               MANAGED HEALTH CARE (0.3%)
  2,000        Highmark, Inc., Senior Notes (b)             6.80          8/15/2013                 2,122
                                                                                          ---------------

               INDUSTRIALS (1.0%)
               ------------------
               BUILDING PRODUCTS (0.1%)
  1,000        USG Corp., Notes                             6.30         11/15/2016                   962
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
  1,000        Allied Waste North America, Inc., Senior
                     Notes, Series B                        5.75          2/15/2011                   977
                                                                                          ---------------
               RAILROADS (0.3%)
  2,000        TTX Co., Notes (b)                           5.40          2/15/2016                 1,989
                                                                                          ---------------
               TRUCKING (0.4%)
  2,500        Roadway Corp., Senior Notes                  8.25         12/01/2008                 2,552
                                                                                          ---------------
               Total Industrials                                                                    6,480
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.3%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
  1,750        Fiserv, Inc., Notes                          4.00          4/15/2008                 1,733
                                                                                          ---------------

14

PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                              COUPON                                      VALUE
     (000)     SECURITY                                   RATE             MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               MATERIALS (0.2%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
$ 1,000        ICI Wilmington, Inc., Notes                  4.38%        12/01/2008                 $ 986
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
  1,000        US Unwired, Inc., Secured Notes             10.00          6/15/2012                 1,074
                                                                                          ---------------

               UTILITIES (3.9%)
               ----------------
               ELECTRIC UTILITIES (3.1%)
  1,000        Ameren UE, Senior Secured Notes              5.10         10/01/2019                   922
  2,000        Black Hills Corp., Notes                     6.50          5/15/2013                 2,023
  1,632        Cedar Brakes II, LLC, Senior Notes,
                     Series C (b)                           9.88          9/01/2013                 1,790
    868        Entergy Gulf States, Inc., First Mortgage
                     Bonds                                  6.20          7/01/2033                   814
  1,000        Entergy Mississippi, Inc., First Mortgage
                     Bonds                                  5.15          2/01/2013                   973
    894        FPL Energy National Wind, LLC, Secured
                     Notes (b)                              5.61          3/10/2024                   886
  1,000        FPL Group Capital, Inc., Bonds               6.35         10/01/2066                   975
  2,000        Monongahela Power Co., Notes, Series A       7.36          1/15/2010                 2,110
  1,500        Nevada Power Co., Notes, Series O            6.50          5/15/2018                 1,526
  1,661        Oglethorpe Power Corp., Senior Secured
                     Facility Bonds                         6.97          6/30/2011                 1,713
  1,108        Power Contract Financing, Senior Notes(b)    6.26          2/01/2010                 1,126
               PPL Capital Funding, Inc.,
  1,000              Guaranteed Notes, Series A             4.33          3/01/2009                   988
  1,000              Junior Guaranteed Subordinated
                        Notes, Series A                     6.70          3/30/2067                   968
  1,753        Tristate General & Transport Association,
                     Bonds (b)                              6.04          1/31/2018                 1,762
  1,000        West Penn Power Co., Notes                   6.63          4/15/2012                 1,050
                                                                                          ---------------
                                                                                                   19,626
                                                                                          ---------------
               GAS UTILITIES (0.1%)
  1,000        Noram Energy Corp., Debentures               6.50          2/01/2008                 1,001
                                                                                          ---------------
               MULTI-UTILITIES (0.7%)
  1,000        PSEG Funding Trust, Notes                    5.38         11/16/2007                   999
  1,000        Puget Sound Energy, Inc., Junior
                     Subordinated Notes, Series A           6.97          6/01/2067                 1,007
  1,500        Wisconsin Energy Corp., Junior
                     Subordinated Notes                     6.25          5/15/2067                 1,456
  1,000        WPS Resources Corp., Notes                   6.11         12/01/2066                   965
                                                                                          ---------------
                                                                                                    4,427
                                                                                          ---------------
               Total Utilities                                                                     25,054
                                                                                          ---------------
               Total Corporate Obligations(cost: $138,056)                                        135,754
                                                                                          ---------------

                                                                              15
PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                              COUPON                                      VALUE
     (000)     SECURITY                                   RATE             MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               EURODOLLAR AND YANKEE OBLIGATIONS (5.4%)

               ENERGY (1.0%)
               -------------
               INTEGRATED OIL & GAS (0.5%)
$ 1,000        Nakilat, Inc., Secured Bonds (b)             6.07%        12/31/2033                $  970
    867        PEMEX Finance Ltd., Senior Notes             8.88         11/15/2010                   908
  1,500        Trans-Canada Pipelines Ltd., Junior
                     Subordinated Notes                     6.35          5/15/2067                 1,441
                                                                                          ---------------
                                                                                                    3,319
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
  1,356        Delek & Avner-Yam Tethys Ltd., Secured
                     Notes (b)                              5.33          8/01/2013                 1,350
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
  2,000        EOG Resources Canada, Inc., Senior Notes(b)  4.75          3/15/2014                 1,949
                                                                                          ---------------
               Total Energy                                                                         6,618
                                                                                          ---------------

               FINANCIALS (3.9%)
               -----------------
               DIVERSIFIED BANKS (1.9%)
  1,000        BNP Paribas, Subordinated Notes (b)          7.20                  -(c)                991
  1,000        BOI Capital Funding Number 3 LP,
                     Guaranteed Bonds (b)                   6.11                  -(c)                913
  1,000        HBOS plc, Subordinated Notes (b)             6.41                  -(c)                867
  1,000        Lloyds TSB Group plc, Bonds (b)              6.27                  -(c)                924
  1,000        Mizuho Capital Investment 1 Ltd.,
                     Subordinated Bonds (b)                 6.69                  -(c)                966
  1,000        National Capital Trust II, Subordinated
                     Notes (b)                              5.49                  -(c)                956
  1,000        Nordea Bank AB, Subordinated Notes (b)       5.42                  -(c)                952
  2,000        Skandinaviska Enskilda Banken AB, Bonds(b)   5.47                  -(c)              1,877
  1,000        Standard Chartered plc, Subordinated
                     Notes (b)                              6.41                  -(c)                926
  1,000        Sumitomo Mitsui Financial Group Preferred
                     Capital, Bonds (b)                     6.08                  -(c)                938
  2,000        UFJ Finance Aruba AEC, Notes                 8.75                  -(c)              2,063
                                                                                          ---------------
                                                                                                   12,373
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
  1,000        AXA S.A., Subordinated Notes (b)             6.46                  -(c)                907
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
  1,000        ZFS Finance USA Trust II, Bonds (b)          6.45         12/15/2065                   941
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
  1,000        Allied World Assurance Holdings Ltd.,
                     Senior Notes                           7.50          8/01/2016                 1,062
  1,000        Catlin Insurance Co. Ltd., Notes (b)         7.25                  -(c)                931
  1,000        Mantis Reef Ltd. II, Notes (b)               4.80         11/03/2009                   994
                                                                                          ---------------
                                                                                                    2,987
                                                                                          ---------------
               REGIONAL BANKS (0.3%)
  2,000        Glitnir Banki hf, Notes (b)                  7.45                  -(c)              2,098
                                                                                          ---------------

16

PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                              COUPON                                      VALUE
     (000)     SECURITY                                   RATE             MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               REINSURANCE (0.8%)
$ 1,000        Endurance Specialty Holdings, Ltd.,
                     Senior Notes                           6.15%        10/15/2015                 $ 992
  1,000        Max USA Holdings, Ltd., Guaranteed Senior
                     Notes (b)                              7.20          4/14/2017                   979
  1,500        Montpelier Re Holdings Ltd., Senior Notes    6.13          8/15/2013                 1,491
  1,500        Platinum Underwriters Finance, Inc.,
                     Notes, Series B                        7.50          6/01/2017                 1,601
                                                                                          ---------------
                                                                                                    5,063
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
  1,000        QBE Capital Funding II LP, Guaranteed
                     Bonds (b)                              6.80                  -(c)                948
                                                                                          ---------------
               Total Financials                                                                    25,317
                                                                                          ---------------

               MATERIALS (0.5%)
               ----------------
               DIVERSIFIED METALS & MINING (0.5%)
  2,000        Brascan Corp., Notes                         8.13         12/15/2008                 2,077
  1,000        Glencore Finance S.A., Senior MTN            8.00                  -(c)                993
                                                                                          ---------------
                                                                                                    3,070
                                                                                          ---------------
               Total Materials                                                                      3,070
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $35,718)                              35,005
                                                                                          ---------------

               ASSET-BACKED SECURITIES (2.1%)

               FINANCIALS (1.8%)
               -----------------
               ASSET-BACKED FINANCING (1.8%)
    588        Aerco Ltd., Series 2A, Class A4 (b)          6.13 (d)      7/15/2025                   589
    522        Airport Airplanes, Pass-Through
                     Certificates, Series 1R,
                     Class A8, EETC                         5.70 (d)      3/15/2019                   512
  2,000        Banc of America  Mortgage Securities,
                     Inc., Series 2004-F, Class 2A6         4.14          7/25/2034                 1,958
  4,000        Consumers Funding, LLC, Series 2001-1,
                     Class A5                               5.43          4/20/2015                 4,034
  2,000        CPS Auto Receivables Trust, Notes, Series
                     2007-A, Class A2 (b)                   5.27         10/15/2010                 1,997
  1,000        Detroit Edison Securitization Funding,
                     LLC, Series 2001-1, Class A5           6.42          3/01/2015                 1,064
  1,000        Santander Drive Auto Receivables Trust 2007,
                     Notes, Series 2007-1, Class A2         5.20         12/15/2010                   997
                                                                                          ---------------
                                                                                                   11,151
                                                                                          ---------------
               Total Financials                                                                    11,151
                                                                                          ---------------

               INDUSTRIALS (0.3%)
               ------------------
               AIRLINES (0.3%)
               America West Airlines, Inc., Pass-Through
                     Certificates,
    194              Series 1996-1, Class A, EETC           6.85          7/02/2009                   191
  1,330              Series 1999-1, Class G, EETC (INS)     7.93          1/02/2019                 1,404

                                                                              17
PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                              COUPON                                      VALUE
     (000)     SECURITY                                   RATE             MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$   564        American Airlines, Pass-Through
                     Certificates, Series 2002-1, Class
                     G, EETC (INS)                          5.98% (d)     9/23/2007               $   565
                                                                                          ---------------
               Total Industrials                                                                    2,160
                                                                                          ---------------
               Total Asset-Backed Securities(cost: $13,124)                                        13,311
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (6.3%)

               FINANCIALS (6.3%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (6.2%)
               Banc of America Commercial Mortgage Trust,
                     Pass-Through Certificates,
  2,078              Series 2001-PB1, Class A2              5.79          5/11/2035                 2,098
    914              Series 2000-2, Class A1                7.02          9/15/2032                   926
    583        Bear Stearns Commercial Mortgage
                     Securities, Inc., Series 2003-T10,
                     Class A1                               4.00          3/13/2040                   564
    400        Commercial Mortgage Asset Trust, Series
                     1999-C1, Class A4                      6.98          1/17/2032                   424
               Credit Suisse First Boston Mortgage
                     Securities Corp.,
  1,000              Series 1998-C1, Class D                7.17          5/17/2040                 1,043
  1,680              Series 2000-C1, Class A2               7.55          4/15/2062                 1,746
    528              Series 2001-CK6, Class A2              6.10          8/15/2036                   529
               DLJ Commercial Mortgage Corp.,
  1,884              Series 1999-CG1, Class A1B             6.46          3/10/2032                 1,902
  1,925              Series 1999-CG2, Class A1B             7.30          6/10/2032                 1,974
  2,000        G-Force, LLC, Series 2005-RR2, Class A2(b)   5.16         12/25/2039                 1,967
  1,000        GE Capital Commercial Mortgage Corp.,
                     Series 2001-3, Class A2                6.07          6/10/2038                 1,020
    904        Government Lease Trust, Series 1999-GSA1,
                     Class A4 (b)                           6.48          5/18/2011                   924
               GS Mortgage Securities Corp. II,
  1,000              Series 2001-GL3A, Class A2  (b)        6.45          8/05/2018                 1,033
  2,000              Series 2003-C1, Class A2B              4.30          1/10/2040                 1,944
               J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.,
  1,000              Series 2005-CB12, Class A3A1           4.82          9/12/2037                   980
  2,000              Series 2006-LDP6, Class ASB            5.49          4/15/2043                 1,987
  2,000        LB-UBS Commercial Mortgage Trust, Series
                     2006-C4, Class A2                      5.87          6/15/2032                 2,030
    243        Mach One Trust, Series 2004-1A, Class A1(b)  3.89          5/28/2040                   236
               Merrill Lynch Mortgage Investors, Inc.,
    500              Series 1998-C1, Class A2               6.48         11/15/2026                   501
    870              Series 1999-C1, Class A2               7.56         11/15/2031                   894
  1,500        Mortgage Capital Funding, Inc.,
                     Pass-Through Certificates, Series
                     1998-MC2, Class E                      7.08          6/18/2030                 1,509
  1,000        Nationslink Funding Corp., Pass-Through
                     Certificates, Series 1999-1, Class
                     F (b)                                  7.05          1/20/2031                   995
  2,406        Paine Weber Mortgage Acceptance Corp.,
                     Series 1999-C1, Class A2               6.82          6/15/2032                 2,430
  2,000        Prudential Mortgage Capital Funding, LLC,
                     Series 2001-ROCK, Class B              6.76          5/10/2034                 2,085

18

PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                              COUPON                                      VALUE
     (000)     SECURITY                                   RATE             MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$   406        Salomon Brothers Mortgage Securities VII,
                     Inc., Series 2000-C3, Class A1         6.34%        12/18/2033               $   406
               Wachovia Bank Commercial Mortgage Trust,
                     Pass-Through Certificates,
  1,000              Series 2005-C19, Class A5              4.66          5/15/2044                   963
  2,000              Series 2005-C18, Class APB             4.81          4/15/2042                 1,933
  2,000              Series 2005-C19, Class A4              4.61          5/15/2044                 1,943
  1,000              Series 2006-C27, Class A2              5.62          7/15/2045                 1,005
  2,000              Series 2006-C28, Class A2              5.50         10/15/2048                 1,999
                                                                                          ---------------
                                                                                                   39,990
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
  5,864        Greenwich Capital Commercial Funding
                     Corp., Series 2002-C1, Class XP
                     (acquired 8/13/2003; cost $602)
                     (b),(e)                                2.01          1/11/2035                   429
                                                                                          ---------------
               Total Financials                                                                    40,419
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $40,580)                                 40,419
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (0.4%)(F)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
    907        Government National Mortgage Assn.,
                     Series 1999-14 VD                      6.00          3/20/2014                   911
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
  9,451        Government National Mortgage Assn.,
                     Series 2003-59, Class XB               1.76          7/16/2010                   230
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
    104        Government National Mortgage Assn. I,
                     Pool 587184                            7.00          4/15/2032                   108
                                                                                          ---------------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
  1,238        Rowan Companies, Inc., Guaranteed Bond,
                     Title XI                               2.80         10/20/2013                 1,174
                                                                                          ---------------
               Total U.S. Government Agency Issues(cost: $2,450)                                    2,423
                                                                                          ---------------

               U.S. TREASURY SECURITIES (0.1%)

               U.S. GOVERNMENT (0.1%)
               ----------------------
               BONDS (0.1%)
    640        4.82%, 10/18/2007 (j)                                                                  638
                                                                                          ---------------
               Total U.S. Treasury Securities (cost: $638)                                            638
                                                                                          ---------------

                                                                              19

PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                              COUPON                                      VALUE
     (000)     SECURITY                                   RATE             MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS (0.8%)

               CASINOS & GAMING (0.5%)

$ 2,000        Mashantucket (Western) Pequot Tribe, CT,
                     RB (b)                                 5.91          9/01/2021               $ 1,921
  1,500        Seneca Nation of Indians Capital
                     Improvements Auth., NY, Bonds,
                     Series 2007-B                          6.75%        12/01/2013                 1,492
                                                                                          ---------------
                                                                                                    3,413
                                                                                          ---------------
               GAS UTILITIES (0.1%)
    848        California Maritime Infrastructure Auth.
                     RB, Series 1999                        6.63         11/01/2009                   852
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.2%)
  1,000        Erie County, NY Tobacco Asset
                     Securitization Corp. RB, Series
                     2005E                                  6.00          6/01/2028                   981
                                                                                          ---------------
               Total Municipal Bonds(cost: $5,329)                                                  5,246
                                                                                          ---------------
               Total Bonds
               (cost: $235,893)                                                                   232,796
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.9%)

               COMMERCIAL PAPER (0.7%)

               FINANCIALS (0.7%)
               -----------------
               REGIONAL BANKS (0.7%)
  4,141        Associated Banc Corp. (b),(g)                6.10          9/04/2007                 4,139
                                                                                          ---------------

 NUMBER OF
    SHARES
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (2.2%)
 14,347,818    SSgA Prime Money Market Fund, 5.23% (h)                                             14,348
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $18,487)                                                                     18,487
                                                                                          ---------------

20

PORTFOLIO
--------------------------------------------------------------------------------
                          OF INVESTMENTS
                          (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                              COUPON                                      VALUE
     (000)     SECURITY                                   RATE             MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.9%)

               COMMERCIAL PAPER (0.5%)

               FINANCIALS (0.5%)
               ----------------
               ASSET-BACKED FINANCING (0.5%)
$ 3,000        La Fayette Asset Securitization, LLC(b),(g)  6.24% (i)     9/04/2007               $ 2,998
                                                                                          ---------------

               CORPORATE OBLIGATIONS (0.8%)

               FINANCIALS (0.8%)
               -----------------
               REGIONAL BANKS (0.8%)
  5,000        Bank of America, N.A., Notes                 5.43 (d)      6/13/2008                 5,002
                                                                                          ---------------

               REPURCHASE AGREEMENTS (0.6%)
  1,000        Credit Suisse First Boston LLC, 5.25%, acquired on 8/31/2007 and due
                     9/04/2007 at $1,000 (collateralized by $1,040 of Freddie Mac
                     Discount Notes(f)(+), 4.96%(i), due 12/28/2007; market value
                     $1,023)                                                                        1,000
  3,000        Deutsche Bank Securities, Inc., 5.30%, acquired on 8/31/2007 and due
                     9/04/2007  at $3,000  (collateralized  by $3,020 of Federal
                     Home Loan Bank Bonds (f)(+), 4.88%, due 11/15/2007;  market
                     value $3,062)                                                                  3,000
                                                                                          ---------------
               Total Repurchase Agreements                                                          4,000
                                                                                          ---------------

 NUMBER OF
    SHARES
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.0%)
 272,816         AIM Short-Term Investment Co. Liquid
                     Assets Portfolio, 5.34% (h)                                                      273
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $12,271)                                                                     12,273
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $631,677)                                       $         648,608
                                                                                          ===============


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USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

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                      (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)



may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Futures contracts are valued at the last quoted sales price.

5. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

6. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

7. Repurchase agreements are valued at cost, which approximates market value.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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                      (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2007, was approximately $11,966,000.

24

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                      (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


E. As of August 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2007, were $30,176,000 and $13,245,000, respectively, resulting in net unrealized appreciation of $16,931,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $641,284,000 at August 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.2% of net assets at August 31, 2007.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

PORTFOLIO DESCRIPTION ABBREVIATIONS

EETC           Enhanced Equipment Trust Certificate
iShares        Exchange-traded  funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks  designed to closely track a specific  market  index.  iShares  funds are traded on securities exchanges.
MTN            Medium-Term Note
RB             Revenue Bond
REIT           Real Estate Investment Trust

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                      (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp.

SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of August 31, 2007.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2007.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2007, was $429,000, which represented 0.1% of the Fund's net assets.
(f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(g) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(h) Rate represents the money market fund annualized seven-day yield at August 31, 2007.
(i) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(j) Security with a value of $638,000 is segregated as collateral for initial margin requirements on open futures contracts.

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                      (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


(k) Security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2007, as shown in the following table:



                                                                                                UNREALIZED
                                                                                               APPRECIATION/
        TYPE OF FUTURE                EXPIRATION        CONTRACTS   POSITION        VALUE     (DEPRECIATION)
        -------------------------------------------------------------------------------------------------------------------
        S&P 500 Index Futures       September 2007            3       Long      1,108,000        $  10,000
        Russell E Mini 2000 Index   September 2007          157       Long     12,478,000         (582,000)
                                                                                                 ---------
                                                                                                 $(572,000)

* Non-income-producing security for the 12 months preceding August 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    OCTOBER 25, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    OCTOBER 26, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    OCTOBER 26, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.